Going Concern - Additional information (Detail) - Osprey Technology Acquisition Corp [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating bank accounts	$ 52,304	$ 399,516
Marketable securities held in Trust	317,984,713	318,041,728
Working capital deficit	4,665,212	1,627,973
Taxes payable, current	20,000	40,050
Deposit in the Trust	$ 1,735,000	$ 1,792,000